STATEMENTS OF CHANGES IN EQUITY - AUD ($) $ in Millions		Parent Entity Total equity attributable to owners of WBC	Parent Entity Share capital	Parent Entity Reserves	Parent Entity Retained profits	Parent Entity	Total equity attributable to owners of WBC	Share capital	Reserves	Retained profits	NCI	Total
Balance at Sep. 30, 2022							$ 70,452	$ 39,011	$ 2,378	$ 29,063	$ 57	$ 70,509
Profit after income tax expense							7,195			7,195	6	7,201
Net other comprehensive income/(expense)							(659)		(533)	(126)	2	(657)
Total comprehensive income/(expense)							6,536		(533)	7,069	8	6,544
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]						(4,696)			(4,696)		(4,696)
Dividend reinvestment plan							192	192				192
Other equity movements:
Share-based payment arrangements							90		90			90
Purchase of shares							(32)	(32)				(32)
Net acquisition of treasury shares							(47)	(47)				(47)
Other											(21)	(21)
Total contributions and distributions							(4,493)	113	90	(4,696)	(21)	(4,514)
Balance at Sep. 30, 2023		$ 68,774	$ 39,066	$ 1,659	$ 28,049		72,495	39,124	1,935	31,436	44	72,539
Profit after income tax expense		6,691			6,691	$ 6,691	6,990			6,990		6,990
Net other comprehensive income/(expense)		3		2	1	3	(305)		(304)	(1)	(2)	(307)
Total comprehensive income/(expense)		6,694		2	6,692	6,694	6,685		(304)	6,989	(2)	6,683
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(5,652)			(5,652)		(5,652)			(5,652)		(5,652)
Share buyback	[2]	(1,812)	(1,812)				(1,812)	(1,812)				(1,812)
Other equity movements:
Share-based payment arrangements		96		96		96	96		96			96
Purchase of shares		(56)	(56)				(56)	(56)				(56)
Net acquisition of treasury shares		(56)	(56)				(56)	(56)				(56)
Acquisition of minority interest							5		5		(30)	(25)
Preference shares issued	[3]										339	339
Other											(4)	(4)
Total contributions and distributions		(7,480)	(1,924)	96	(5,652)		(7,475)	(1,924)	101	(5,652)	305	(7,170)
Balance at Sep. 30, 2024		67,988	37,142	1,757	29,089	67,988	71,705	37,200	1,732	32,773	347	72,052
Profit after income tax expense		6,496			6,496	6,496	6,916			6,916	17	6,933
Net other comprehensive income/(expense)		313		325	(12)	313	58		69	(11)	(15)	43
Total comprehensive income/(expense)		6,809		325	6,484	6,809	6,974		69	6,905	2	6,976
Transactions in capacity as equity holders:
Dividends on ordinary shares	[1]	(5,215)			(5,215)		(5,215)			(5,215)		(5,215)
Dividend reinvestment plan						0						0
Share buyback	[2]	(672)	(672)				(672)	(672)				(672)
Other equity movements:
Share-based payment arrangements		94		94		94	94		94			94
Purchase of shares		(23)	(23)				(23)	(23)				(23)
Net acquisition of treasury shares		(86)	(86)				(87)	(87)				(87)
Acquisition of minority interest											(4)	(4)
Other		5			5		(10)		(15)	5	(18)	(28)
Total contributions and distributions		(5,897)	(781)	94	(5,210)		(5,913)	(782)	79	(5,210)	(22)	(5,935)
Balance at Sep. 30, 2025		$ 68,900	$ 36,361	$ 2,176	$ 30,363	$ 68,900	$ 72,766	$ 36,418	$ 1,880	$ 34,468	$ 327	$ 73,093

[1]	Relates to fully franked dividends at 30%:
- 2025: 2025 interim dividend of 76 cents per share ($2,601 million) and 2024 final dividend of 76 cents per share ($2,614 million);
- 2024: 2024 interim dividend of 75 cents per share and special dividend of 15 cents per share ($3,125 million) and 2023 final dividend of 72 cents per share ($2,527 million); and
- 2023: 2023 interim dividend of 70 cents per share ($2,456 millions) and 2022 final dividend of 64 cents per share ($2,240 million).
[2]	Westpac previously announced its intention to undertake a $3.5 billion on market buyback of WBC ordinary shares. During 2025, Westpac bought back and cancelled 21,058,056 ordinary shares ($ 672 million) at an average price of $31.93 (2024: 67,665,599 ordinary shares ($1,812 million) at an average price of $26.78).
[3]	During 2024, Westpac New Zealand Limited issued NZD 375 million (AUD 339 million) of perpetual preference shares that qualified as Additional Tier 1 capital under RBNZ’s criteria. Westpac recognises this instrument as a non-controlling interest.